Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

April 11, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”) File Nos. 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Company and its series, the Alternative Income Fund, the Internet Fund, the Global Fund, the Paradigm Fund, the Medical Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund, and the Multi-Disciplinary Fund (the “Funds”), is Post-Effective Amendment No. 54 and Amendment No. 55 to the Company’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding disclosure about sales load variations, as described in IM Guidance Update No. 2016‑06 (the “Guidance”) published by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016.

The Guidance “encourage[d] registrants to request a selective review of a filing that contains disclosure that is not substantially different from the disclosure contained in one or more prior filings by the Fund or other Funds in the complex.” In conjunction with the Guidance and the Commission’s Investment Company Act Release No. 13768 (Feb. 15, 1984), the Trust notes that:

•
Other than the sales-charge related information being added now in discrete places, including the Appendix, the prospectus and SAI are identical to those filings previously and recently reviewed by the staff.

Therefore, pursuant to the Guidance and Release No. IC‑13768, the Trust requests that the Amendment be afforded selective review limited to only to the following sections of the Amendment:

Prospectus
•	Cover Page
•	Summary Section for the Fund
o	Fees and expenses of the Fund (first paragraph only)
•	How to Purchase Shares
o	Investing Through Brokers or Agents

•	Description of Advisor Classes(second paragraph only)
o	Waivers – Advisor Class A Shares (final paragraph only)
o	Advisor Class C Shares (third paragraph only)
•	Appendix A— Financial Intermediary Sales Charge Variations

Statement of Additional Information
•	Cover Page
•	Purchasing Shares
o	Offering Price of Advisor Class A Shares (first paragraph only)
o	Advisor Class A Shares – Reducing the Sales Charge (last paragraph only)

Please note that certain details in the registration statement will be updated pending the completion of the Fund’s financial statements for the fiscal year ended December 31, 2016, which details will be completed in a subsequent amendment concurrent with the effectiveness of the Amendment.

As the Trust believes the changes to the above-referenced sections of the registration statement are minimal, the Trust requests acceleration of this registration statement Amendment whereby the registration statement would be declared effective no later than April 30, 2017.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Kinetics Funds Distributor, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to April 30, 2017, or as soon as practicable thereafter.

If you have any additional questions or require further information, please contact Eric W. Pinciss at 626‑914‑7220.

Sincerely,

/s/ Jay Kesslen
Jay Kesslen

Kinetics Funds Distributor LLC

April 11, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”) File Nos. 333-78275 and 811-09303

Dear Sir or Madam:

REQUEST FOR ACCELERATION.  As the principal underwriter of the Alternative Income Fund, the Internet Fund, the Global Fund, the Paradigm Fund, the Medical Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund, and the Multi-Disciplinary Fund (the “Funds”), each a series of the Company, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement that is filed herewith on Form N-1A on behalf of the Fund on April 11, 2017, be accelerated to April 30, 2017, or as soon as practicable thereafter.

Very truly yours,
Kinetics Funds Distributor LLC

/s/ Jay Kesslen